Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (8.9%)
	Meta Platforms Inc. Class A	13,889,840	7,951,100
	Alphabet Inc. Class A	37,250,564	6,178,006
	Alphabet Inc. Class C	30,535,802	5,105,281
*	Netflix Inc.	2,728,519	1,935,257
	Verizon Communications Inc.	26,763,462	1,201,947
	Walt Disney Co.	11,530,094	1,109,080
	Comcast Corp. Class A	24,558,951	1,025,827
	AT&T Inc.	45,587,443	1,002,924
	T-Mobile US Inc.	3,115,182	642,849
	Electronic Arts Inc.	1,528,874	219,302
*	Charter Communications Inc. Class A	617,112	199,994
*	Take-Two Interactive Software Inc.	1,035,966	159,238
	Omnicom Group Inc.	1,243,076	128,522
*	Warner Bros Discovery Inc.	14,188,823	117,058
*	Live Nation Entertainment Inc.	994,321	108,868
	News Corp. Class A	3,146,457	83,790
	Interpublic Group of Cos. Inc.	2,392,171	75,664
*	Match Group Inc.	1,641,951	62,131
	Fox Corp. Class A	1,417,196	59,990
	Paramount Global Class B	3,786,112	40,208
	Fox Corp. Class B	847,722	32,892
	News Corp. Class B	10,894	304
			27,440,232
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	59,387,733	11,065,716
*	Tesla Inc.	17,639,928	4,615,134
	Home Depot Inc.	6,304,306	2,554,505
	McDonald's Corp.	4,560,655	1,388,765
	Lowe's Cos. Inc.	3,622,576	981,175
	Booking Holdings Inc.	213,131	897,733
	TJX Cos. Inc.	7,184,828	844,505
	Starbucks Corp.	7,204,249	702,342
	NIKE Inc. Class B	7,637,743	675,176
*	Chipotle Mexican Grill Inc.	8,704,925	501,578
*	O'Reilly Automotive Inc.	368,649	424,536
	Marriott International Inc. Class A	1,484,937	369,155
	Hilton Worldwide Holdings Inc.	1,567,348	361,274
	DR Horton Inc.	1,864,862	355,760
*	Airbnb Inc. Class A	2,798,439	354,870
*	AutoZone Inc.	108,644	342,233
	General Motors Co.	7,148,132	320,522
	Ross Stores Inc.	2,121,459	319,301
	Lennar Corp. Class A	1,537,410	288,234
	Royal Caribbean Cruises Ltd.	1,506,257	267,150
	Ford Motor Co.	24,831,372	262,219
	Yum! Brands Inc.	1,788,220	249,832
	eBay Inc.	3,109,494	202,459
	Tractor Supply Co.	685,783	199,515
*	Lululemon Athletica Inc.	731,443	198,477
*	NVR Inc.	19,567	191,988
	PulteGroup Inc.	1,319,292	189,358
	Garmin Ltd.	977,488	172,067
*	Deckers Outdoor Corp.	969,040	154,513
	Best Buy Co. Inc.	1,246,999	128,815
	Genuine Parts Co.	884,769	123,585
	Darden Restaurants Inc.	752,649	123,532
*	Aptiv plc	1,691,809	121,827
*	Carnival Corp.	6,418,390	118,612
*	Ulta Beauty Inc.	303,074	117,932

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	Expedia Group Inc.	791,747	117,194
	Las Vegas Sands Corp.	2,244,960	113,011
	Domino's Pizza Inc.	222,418	95,671
	Pool Corp.	243,096	91,599
*	CarMax Inc.	993,463	76,874
	Tapestry Inc.	1,461,926	68,681
	LKQ Corp.	1,676,031	66,907
	Hasbro Inc.	832,822	60,230
*	MGM Resorts International	1,469,690	57,450
*	Caesars Entertainment Inc.	1,375,934	57,432
*	Norwegian Cruise Line Holdings Ltd.	2,799,399	57,416
	Wynn Resorts Ltd.	593,630	56,917
*	Mohawk Industries Inc.	333,536	53,593
	BorgWarner Inc. (XNYS)	1,448,133	52,553
	Ralph Lauren Corp.	255,216	49,479
			31,259,402
Consumer Staples (5.9%)
	Procter & Gamble Co.	14,966,000	2,592,111
	Costco Wholesale Corp.	2,818,571	2,498,720
	Walmart Inc.	27,614,839	2,229,898
	Coca-Cola Co.	24,659,676	1,772,044
	PepsiCo Inc.	8,731,964	1,484,871
	Philip Morris International Inc.	9,884,710	1,200,004
	Mondelez International Inc. Class A	8,491,480	625,567
	Altria Group Inc.	10,845,671	553,563
	Colgate-Palmolive Co.	5,193,269	539,113
	Target Corp.	2,940,574	458,318
	Kimberly-Clark Corp.	2,142,351	304,814
	Kenvue Inc.	12,181,928	281,768
	General Mills Inc.	3,541,006	261,503
	Constellation Brands Inc. Class A	996,446	256,774
	Keurig Dr Pepper Inc.	6,727,591	252,150
	Sysco Corp.	3,127,481	244,131
	Kroger Co.	4,223,538	242,009
*	Monster Beverage Corp.	4,485,000	233,982
	Kraft Heinz Co.	5,612,355	197,050
	Archer-Daniels-Midland Co.	3,039,519	181,581
	Hershey Co.	938,803	180,044
	Church & Dwight Co. Inc.	1,557,614	163,113
	Estee Lauder Cos. Inc. Class A	1,481,845	147,725
	Kellanova	1,704,975	137,609
	McCormick & Co. Inc.	1,602,256	131,866
	Clorox Co.	786,869	128,189
	Dollar General Corp.	1,398,710	118,289
	Tyson Foods Inc. Class A	1,818,441	108,306
	Conagra Brands Inc.	3,042,521	98,943
*	Dollar Tree Inc.	1,286,466	90,464
	Bunge Global SA	899,364	86,915
	J M Smucker Co.	676,998	81,984
	Molson Coors Beverage Co. Class B	1,118,624	64,343
	Campbell Soup Co.	1,251,556	61,226
	Lamb Weston Holdings Inc.	914,631	59,213
	Hormel Foods Corp.	1,849,273	58,622
	Brown-Forman Corp. Class B	1,166,916	57,412
	Walgreens Boots Alliance Inc.	4,549,629	40,765
			18,224,999
Energy (3.3%)
	Exxon Mobil Corp.	28,245,875	3,310,981
	Chevron Corp.	10,813,160	1,592,454
	ConocoPhillips	7,381,392	777,113
	EOG Resources Inc.	3,613,636	444,224
	Schlumberger NV	9,029,501	378,788
	Williams Cos. Inc.	7,752,557	353,904
	Phillips 66	2,662,024	349,923
	Marathon Petroleum Corp.	2,128,522	346,758
	ONEOK Inc.	3,714,875	338,537
	Valero Energy Corp.	2,037,537	275,129
	Kinder Morgan Inc.	12,281,154	271,291
	Hess Corp.	1,757,616	238,684

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Baker Hughes Co.	6,316,964	228,358
	Occidental Petroleum Corp.	4,281,416	220,664
	Targa Resources Corp.	1,393,198	206,207
	Diamondback Energy Inc.	1,191,309	205,382
	Halliburton Co.	5,606,280	162,862
	Devon Energy Corp.	3,979,880	155,693
	EQT Corp.	3,779,793	138,492
	Coterra Energy Inc.	4,691,278	112,356
	Marathon Oil Corp.	3,550,032	94,537
	APA Corp.	2,355,283	57,610
			10,259,947
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	11,646,106	5,360,237
	JPMorgan Chase & Co.	18,088,753	3,814,195
	Visa Inc. Class A	10,620,347	2,920,064
	Mastercard Inc. Class A	5,245,480	2,590,218
	Bank of America Corp.	42,918,622	1,703,011
	Wells Fargo & Co.	21,639,506	1,222,416
	S&P Global Inc.	2,035,858	1,051,765
	Goldman Sachs Group Inc.	2,007,752	994,058
	American Express Co.	3,570,503	968,320
	Progressive Corp.	3,723,685	944,922
	BlackRock Inc.	885,268	840,571
	Morgan Stanley	7,920,116	825,593
	Citigroup Inc.	12,127,960	759,210
	Blackstone Inc.	4,577,935	701,019
	Marsh & McLennan Cos. Inc.	3,126,135	697,409
	Chubb Ltd.	2,388,125	688,711
*	Fiserv Inc.	3,660,062	657,530
	Charles Schwab Corp.	9,496,636	615,477
	Intercontinental Exchange Inc.	3,649,894	586,319
	KKR & Co. Inc.	4,287,255	559,830
*	PayPal Holdings Inc.	6,498,363	507,067
	CME Group Inc.	2,288,932	505,053
	Aon plc Class A (XNYS)	1,380,762	477,730
	Moody's Corp.	995,456	472,434
	PNC Financial Services Group Inc.	2,526,265	466,980
	US Bancorp	9,924,047	453,827
	Arthur J Gallagher & Co.	1,392,432	391,789
	Truist Financial Corp.	8,517,692	364,302
	Capital One Financial Corp.	2,428,404	363,605
	Aflac Inc.	3,205,644	358,391
	Travelers Cos. Inc.	1,449,642	339,390
	Bank of New York Mellon Corp.	4,693,783	337,295
	Allstate Corp.	1,679,368	318,492
	MetLife Inc.	3,741,157	308,571
	American International Group Inc.	4,095,415	299,907
	Ameriprise Financial Inc.	624,500	293,396
	MSCI Inc.	500,237	291,603
	Fidelity National Information Services Inc.	3,470,184	290,628
	Prudential Financial Inc.	2,270,305	274,934
*	Arch Capital Group Ltd.	2,382,010	266,499
	Discover Financial Services	1,596,577	223,984
	Hartford Financial Services Group Inc.	1,863,471	219,163
	Nasdaq Inc.	2,631,260	192,108
	Willis Towers Watson plc	645,759	190,195
	M&T Bank Corp.	1,061,804	189,129
	Fifth Third Bancorp	4,303,194	184,349
	State Street Corp.	1,898,255	167,939
	Global Payments Inc.	1,616,729	165,585
	Brown & Brown Inc.	1,504,781	155,895
	T Rowe Price Group Inc.	1,414,498	154,081
	Raymond James Financial Inc.	1,177,925	144,249
*	Corpay Inc.	441,093	137,956
	Cboe Global Markets Inc.	664,928	136,224
	Huntington Bancshares Inc.	9,237,110	135,786
	Regions Financial Corp.	5,809,543	135,537
	Cincinnati Financial Corp.	992,755	135,134
	Synchrony Financial	2,510,028	125,200

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Citizens Financial Group Inc.	2,845,510	116,865
	Principal Financial Group Inc.	1,352,903	116,214
	Northern Trust Corp.	1,280,637	115,296
	FactSet Research Systems Inc.	242,221	111,385
	W R Berkley Corp.	1,909,377	108,319
	Everest Group Ltd.	274,819	107,682
	KeyCorp.	5,909,344	98,982
	Loews Corp.	1,157,740	91,519
	Erie Indemnity Co. Class A	158,833	85,741
	Jack Henry & Associates Inc.	463,643	81,852
	Assurant Inc.	329,331	65,491
	MarketAxess Holdings Inc.	239,507	61,362
	Globe Life Inc.	571,867	60,566
	Invesco Ltd.	2,863,591	50,285
	Franklin Resources Inc.	1,963,889	39,572
			39,986,413
Health Care (11.6%)
	Eli Lilly & Co.	5,015,327	4,443,279
	UnitedHealth Group Inc.	5,870,831	3,432,557
	Johnson & Johnson	15,304,818	2,480,299
	AbbVie Inc.	11,230,127	2,217,725
	Merck & Co. Inc.	16,115,739	1,830,103
	Thermo Fisher Scientific Inc.	2,428,655	1,502,293
	Abbott Laboratories	11,061,950	1,261,173
	Danaher Corp.	4,086,568	1,136,148
*	Intuitive Surgical Inc.	2,255,177	1,107,901
	Amgen Inc.	3,416,210	1,100,737
	Pfizer Inc.	36,026,580	1,042,609
	Stryker Corp.	2,179,834	787,487
*	Boston Scientific Corp.	9,362,980	784,618
	Elevance Health Inc.	1,474,199	766,583
*	Vertex Pharmaceuticals Inc.	1,640,962	763,179
	Medtronic plc	8,154,295	734,131
*	Regeneron Pharmaceuticals Inc.	674,658	709,227
	Bristol-Myers Squibb Co.	12,889,171	666,886
	Gilead Sciences Inc.	7,915,153	663,606
	Cigna Group	1,777,071	615,648
	Zoetis Inc.	2,880,046	562,703
	CVS Health Corp.	7,995,817	502,777
	HCA Healthcare Inc.	1,181,037	480,009
	Becton Dickinson & Co.	1,837,460	443,012
	McKesson Corp.	824,703	407,750
	Agilent Technologies Inc.	1,855,879	275,561
	GE HealthCare Technologies Inc.	2,904,572	272,594
*	IDEXX Laboratories Inc.	523,525	264,495
*	IQVIA Holdings Inc.	1,101,528	261,029
*	Edwards Lifesciences Corp.	3,831,527	252,842
*	Centene Corp.	3,345,454	251,846
	Cencora Inc.	1,109,361	249,695
	Humana Inc.	765,714	242,532
	ResMed Inc.	934,462	228,121
*	Mettler-Toledo International Inc.	134,908	202,322
*	Biogen Inc.	925,935	179,483
	Cardinal Health Inc.	1,549,912	171,296
*	DexCom Inc.	2,546,832	170,740
	STERIS plc	626,817	152,028
*	Moderna Inc.	2,149,245	143,634
	Zimmer Biomet Holdings Inc.	1,294,344	139,724
*	Cooper Cos. Inc.	1,265,051	139,586
	West Pharmaceutical Services Inc.	460,953	138,360
*	Waters Corp.	377,167	135,739
*	Molina Healthcare Inc.	372,248	128,262
	Baxter International Inc.	3,244,742	123,203
*	Hologic Inc.	1,475,988	120,234
	Labcorp Holdings Inc.	533,243	119,169
*	Align Technology Inc.	446,652	113,593
	Quest Diagnostics Inc.	707,932	109,906
*	Insulet Corp.	446,015	103,810
	Revvity Inc.	783,887	100,142

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
	Viatris Inc.	7,571,087	87,900
	Universal Health Services Inc. Class B	378,627	86,709
	Bio-Techne Corp.	999,422	79,884
	Teleflex Inc.	299,101	73,974
*	Catalent Inc.	1,151,264	69,732
*	Incyte Corp.	1,018,907	67,350
*	Charles River Laboratories International Inc.	328,333	64,672
*	Solventum Corp.	875,838	61,063
*	Henry Schein Inc.	806,540	58,797
*	DaVita Inc.	293,781	48,160
			35,930,627
Industrials (8.5%)
	General Electric Co.	6,893,879	1,300,048
	Caterpillar Inc.	3,082,762	1,205,730
	RTX Corp.	8,457,904	1,024,760
*	Uber Technologies Inc.	13,356,782	1,003,896
	Union Pacific Corp.	3,872,633	954,527
	Honeywell International Inc.	4,139,936	855,766
	Eaton Corp. plc	2,531,049	838,891
	Lockheed Martin Corp.	1,348,708	788,401
	Automatic Data Processing Inc.	2,592,521	717,428
	Deere & Co.	1,629,240	679,931
	United Parcel Service Inc. Class B (XNYS)	4,655,392	634,716
*	Boeing Co.	3,721,053	565,749
	Trane Technologies plc	1,434,521	557,641
	Parker-Hannifin Corp.	817,079	516,247
	TransDigm Group Inc.	356,659	508,999
	General Dynamics Corp.	1,639,119	495,342
	Waste Management Inc.	2,321,324	481,907
	3M Co.	3,491,985	477,354
	Northrop Grumman Corp.	873,757	461,405
	Illinois Tool Works Inc.	1,717,338	450,063
	Cintas Corp.	2,177,688	448,342
*	GE Vernova Inc.	1,746,604	445,349
	Carrier Global Corp.	5,336,045	429,498
	CSX Corp.	12,321,217	425,452
	Emerson Electric Co.	3,639,865	398,092
	FedEx Corp.	1,433,312	392,269
	Norfolk Southern Corp.	1,438,016	357,347
	United Rentals Inc.	423,514	342,932
	Johnson Controls International plc	4,248,698	329,741
	PACCAR Inc.	3,334,189	329,018
	WW Grainger Inc.	282,575	293,542
*	Copart Inc.	5,569,543	291,844
	L3Harris Technologies Inc.	1,206,585	287,010
	Cummins Inc.	871,706	282,250
	Quanta Services Inc.	936,586	279,243
	Paychex Inc.	2,038,243	273,512
	Otis Worldwide Corp.	2,547,738	264,812
	Republic Services Inc.	1,298,498	260,790
	Howmet Aerospace Inc.	2,596,001	260,249
	Fastenal Co.	3,642,087	260,118
	AMETEK Inc.	1,472,621	252,864
	Ingersoll Rand Inc. (XYNS)	2,566,306	251,909
	Verisk Analytics Inc.	905,570	242,657
	Old Dominion Freight Line Inc.	1,199,162	238,202
	Equifax Inc.	786,776	231,202
	Xylem Inc.	1,543,726	208,449
	Delta Air Lines Inc.	4,080,738	207,261
	Westinghouse Air Brake Technologies Corp.	1,114,220	202,532
	Rockwell Automation Inc.	721,279	193,635
*	Axon Enterprise Inc.	456,415	182,383
	Fortive Corp.	2,227,175	175,791
	Veralto Corp.	1,570,828	175,713
	Dover Corp.	873,958	167,573
	Broadridge Financial Solutions Inc.	741,480	159,440
	Hubbell Inc.	341,013	146,073
*	Builders FirstSource Inc.	739,985	143,453
	Leidos Holdings Inc.	855,829	139,500

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	2,089,139	119,206
	Expeditors International of Washington Inc.	898,474	118,059
	Masco Corp.	1,386,464	116,380
	Southwest Airlines Co.	3,807,198	112,807
	Stanley Black & Decker Inc.	978,035	107,711
	Textron Inc.	1,189,584	105,373
	Jacobs Solutions Inc.	797,009	104,328
	IDEX Corp.	481,345	103,248
	Pentair plc	1,050,953	102,773
	Snap-on Inc.	334,501	96,908
	Nordson Corp.	346,089	90,893
	Rollins Inc.	1,786,208	90,346
	JB Hunt Transport Services Inc.	512,765	88,365
	CH Robinson Worldwide Inc.	745,933	82,329
	Allegion plc	554,676	80,838
	A O Smith Corp.	762,470	68,493
	Huntington Ingalls Industries Inc.	249,680	66,010
*,1	Dayforce Inc.	1,005,465	61,585
*	Generac Holdings Inc.	382,944	60,842
	Paycom Software Inc.	309,464	51,547
*	Amentum Holdings Inc.	797,009	25,704
			26,342,593
Information Technology (31.7%)
	Apple Inc.	96,663,444	22,522,582
	Microsoft Corp.	47,257,300	20,334,816
	NVIDIA Corp.	156,399,563	18,993,163
	Broadcom Inc.	29,594,325	5,105,021
	Oracle Corp.	10,162,213	1,731,641
*	Advanced Micro Devices Inc.	10,289,661	1,688,328
	Salesforce Inc.	6,160,582	1,686,213
*	Adobe Inc.	2,818,988	1,459,616
	Accenture plc Class A	3,982,402	1,407,699
	Cisco Systems Inc.	25,613,886	1,363,171
	International Business Machines Corp.	5,856,548	1,294,766
	QUALCOMM Inc.	7,082,118	1,204,314
	Texas Instruments Inc.	5,804,594	1,199,055
*	ServiceNow Inc.	1,309,687	1,171,371
	Intuit Inc.	1,777,254	1,103,675
	Applied Materials Inc.	5,263,583	1,063,507
	Micron Technology Inc.	7,049,372	731,090
	Analog Devices Inc.	3,154,405	726,049
*	Palo Alto Networks Inc.	2,058,490	703,592
	Lam Research Corp.	828,768	676,341
	KLA Corp.	854,526	661,753
	Intel Corp.	27,126,042	636,377
*	Arista Networks Inc.	1,637,633	628,556
	Amphenol Corp. Class A	7,655,325	498,821
*	Synopsys Inc.	973,866	493,156
	Motorola Solutions Inc.	1,060,508	476,836
*	Palantir Technologies Inc. Class A	12,799,666	476,148
*	Cadence Design Systems Inc.	1,740,397	471,700
*	Crowdstrike Holdings Inc. Class A	1,467,371	411,553
	NXP Semiconductors NV	1,620,105	388,841
	Roper Technologies Inc.	681,781	379,370
*	Autodesk Inc.	1,370,232	377,471
*	Fortinet Inc.	4,037,878	313,137
*	Fair Isaac Corp.	155,949	303,090
	TE Connectivity plc	1,933,512	291,941
	Monolithic Power Systems Inc.	310,068	286,658
	Microchip Technology Inc.	3,412,142	273,961
*	Gartner Inc.	490,044	248,335
	Cognizant Technology Solutions Corp. Class A	3,152,134	243,282
	HP Inc.	6,223,975	223,254
	Corning Inc.	4,898,239	221,155
	Dell Technologies Inc. Class C	1,829,395	216,856
*	ON Semiconductor Corp.	2,723,322	197,740
	CDW Corp.	849,377	192,214
*	ANSYS Inc.	555,471	176,990
*	Keysight Technologies Inc.	1,109,614	176,351

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	First Solar Inc.	680,436	169,728
	Hewlett Packard Enterprise Co.	8,261,519	169,031
	NetApp Inc.	1,306,848	161,409
*	Tyler Technologies Inc.	271,357	158,396
	Seagate Technology Holdings plc	1,334,481	146,166
*	Western Digital Corp.	2,074,756	141,685
*	GoDaddy Inc. Class A	895,322	140,369
	Teradyne Inc.	1,036,638	138,837
*	PTC Inc.	764,013	138,027
*,1	Super Micro Computer Inc.	320,508	133,459
*	Teledyne Technologies Inc.	297,354	130,140
*	Zebra Technologies Corp. Class A	327,527	121,290
*	VeriSign Inc.	532,873	101,225
	Skyworks Solutions Inc.	1,017,086	100,458
*	Enphase Energy Inc.	862,319	97,459
*	Akamai Technologies Inc.	961,987	97,113
*	Trimble Inc.	1,550,394	96,264
	Gen Digital Inc. (XNGS)	3,448,954	94,605
	Jabil Inc.	722,479	86,575
*	F5 Inc.	371,114	81,719
	Juniper Networks Inc.	2,090,756	81,498
*	EPAM Systems Inc.	362,531	72,155
*	Qorvo Inc.	604,105	62,404
			98,151,568
Materials (2.2%)
	Linde plc	3,056,220	1,457,389
	Sherwin-Williams Co.	1,475,278	563,069
	Freeport-McMoRan Inc.	9,132,522	455,896
	Air Products and Chemicals Inc.	1,413,005	420,708
	Ecolab Inc.	1,609,556	410,968
	Newmont Corp. (XNYS)	7,292,425	389,780
	Corteva Inc.	4,402,685	258,834
	Dow Inc.	4,457,199	243,497
	DuPont de Nemours Inc.	2,654,937	236,581
	Nucor Corp.	1,509,338	226,914
	Vulcan Materials Co.	839,879	210,331
	Martin Marietta Materials Inc.	388,704	209,220
	PPG Industries Inc.	1,483,021	196,441
	International Flavors & Fragrances Inc.	1,625,050	170,517
	LyondellBasell Industries NV Class A	1,653,141	158,536
	Smurfit WestRock plc	3,136,494	155,006
	Ball Corp.	1,929,566	131,037
	Packaging Corp. of America	566,548	122,034
	Steel Dynamics Inc.	911,421	114,912
	Avery Dennison Corp.	512,086	113,048
	International Paper Co.	2,210,049	107,961
	Amcor plc	9,174,984	103,953
	CF Industries Holdings Inc.	1,148,792	98,566
	Celanese Corp.	695,465	94,555
	Eastman Chemical Co.	744,335	83,328
	Albemarle Corp.	747,542	70,800
	Mosaic Co.	2,028,410	54,321
	FMC Corp.	793,918	52,351
			6,910,553
Real Estate (2.3%)
	Prologis Inc.	5,886,617	743,362
	American Tower Corp.	2,969,544	690,597
	Equinix Inc.	603,530	535,711
	Welltower Inc.	3,678,394	470,945
	Public Storage	1,001,892	364,558
	Realty Income Corp.	5,534,642	351,007
	Simon Property Group Inc.	1,949,278	329,467
	Crown Castle Inc.	2,764,224	327,920
	Digital Realty Trust Inc.	1,955,646	316,482
	Extra Space Storage Inc.	1,347,867	242,872
*	CBRE Group Inc. Class A	1,914,650	238,336
	VICI Properties Inc.	6,660,293	221,854
	Iron Mountain Inc.	1,865,329	221,657
	AvalonBay Communities Inc.	903,146	203,434

Vanguard® Institutional Index Fund
		Shares	Market Value ($000)
*	CoStar Group Inc.	2,606,281	196,618
	Ventas Inc.	2,626,473	168,436
	SBA Communications Corp.	683,035	164,406
	Equity Residential	2,168,756	161,486
	Weyerhaeuser Co.	4,622,116	156,505
	Invitation Homes Inc.	3,618,886	127,602
	Essex Property Trust Inc.	408,592	120,706
	Mid-America Apartment Communities Inc.	744,022	118,225
	Alexandria Real Estate Equities Inc.	988,638	117,401
	Healthpeak Properties Inc.	4,468,265	102,189
	Kimco Realty Corp.	4,288,068	99,569
	UDR Inc.	1,911,022	86,646
	Camden Property Trust	676,924	83,620
	Host Hotels & Resorts Inc.	4,466,404	78,609
	Regency Centers Corp.	1,040,412	75,149
	BXP Inc.	923,338	74,292
	Federal Realty Investment Trust	478,799	55,047
			7,244,708
Utilities (2.5%)
	NextEra Energy Inc.	13,062,912	1,104,208
	Southern Co.	6,951,929	626,925
	Duke Energy Corp.	4,908,408	565,939
	Constellation Energy Corp.	1,987,585	516,812
	American Electric Power Co. Inc.	3,382,008	346,994
	Sempra	4,023,590	336,493
	Dominion Energy Inc.	5,336,135	308,375
	Public Service Enterprise Group Inc.	3,168,520	282,664
	PG&E Corp.	13,594,909	268,771
	Vistra Corp.	2,184,437	258,943
	Exelon Corp.	6,361,075	257,942
	Xcel Energy Inc.	3,543,792	231,410
	Consolidated Edison Inc.	2,200,178	229,104
	Edison International	2,456,143	213,905
	WEC Energy Group Inc.	2,010,483	193,368
	American Water Works Co. Inc.	1,238,537	181,124
	Entergy Corp.	1,358,908	178,846
	DTE Energy Co.	1,316,371	169,035
	PPL Corp.	4,691,903	155,208
	Eversource Energy	2,271,459	154,573
	Ameren Corp.	1,696,270	148,356
	FirstEnergy Corp.	3,259,302	144,550
	Atmos Energy Corp.	986,741	136,871
	CMS Energy Corp.	1,900,208	134,212
	CenterPoint Energy Inc.	4,139,935	121,797
	NRG Energy Inc.	1,310,962	119,429
	Alliant Energy Corp.	1,628,868	98,856
	NiSource Inc.	2,848,513	98,701
	AES Corp.	4,523,537	90,742
	Evergy Inc.	1,461,397	90,621
	Pinnacle West Capital Corp.	719,267	63,720
			7,828,494
Total Common Stocks (Cost $87,996,143)			309,579,536
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.014% (Cost $180,968)	1,809,714	180,971
Total Investments (100.0%) (Cost $88,177,111)			309,760,507
Other Assets and Liabilities—Net (0.0%)			37,492
Net Assets (100%)			309,797,999
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,109,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,231,000 was received for securities on loan.

Vanguard® Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	719	209,022	2,423
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open swap contracts at September 30, 2024.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.